Note 7 - Related Party Transactions	3 Months Ended
Mar. 31, 2013
Notes
Note 7 - Related Party Transactions

NOTE 7 - RELATED PARTY TRANSACTIONS

Mr. Garth McIntosh, the Company’s Chairman of the Board, Chief Executive Officer and President, is also a majority shareholder of ICBS Ltd. which is the largest shareholder of Canwealth Minerals Corporation. As of March 31, 2013 and December 31, 2012, the Company has taken loans from shareholders of $78,162 and $80,474, respectively. No formal repayment terms or arrangements existed. The entire above loan are non-interest bearing and payable on demand.

ICBS Ltd. has given a loan to the Company and also transferred the assets worth $51,960 as of March 31, 2013. As of March 31, 2013, the Company acquired intangible asset of $13,138 through loans from related parties.